Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the Years Ended December 31,
	2020	2019	2018
Net Income Attributable to Zhongchao Inc.’s shareholders	$4,458,380	$4,046,670	$3,019,323

Weighted average number of ordinary share outstanding
Basic and Diluted	24,425,637	21,600,135	20,764,245

Earnings per share
Basic and Diluted	$0.183	$0.187	$0.145